Warrants - Schedule of outstanding warrants (Details) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Warrants [Line Items]
Warrants, beginning of period	4,070,082	3,151,171	1,920,451
Issued	0	936,768	1,314,285
Exercised	(1,672,028)	(17,857)	0
Expired	(472,388)	0	(83,565)
Warrants, end of period	1,925,666	4,070,082	3,151,171	1,920,451
Warrants, weighted average exercise price, beginning of period	$ 4.06	$ 4.20	$ 4.20
Weighted average exercise price, issued		3.78	4.34
Weighted average exercise price, exercised	3.65	3.50
Weighted average exercise price, expired	5.25		4.90
Warrants, weighted average exercise price, end of period	$ 4.06	$ 4.06	$ 4.20	$ 4.20
Warrants, weighted average life	7 months 6 days	1 year 8 months 12 days	2 years 3 months 18 days	3 years
October 1, 2018
Warrants [Line Items]
Warrants exercise price			$ 1.75
Warrants, beginning of period		0	57,143
Issued			0
Exercised			0
Expired			(57,143)
Warrants, end of period			0	57,143
December 10, 2018
Warrants [Line Items]
Warrants exercise price			$ 7.00
Warrants, beginning of period		0	36
Issued			0
Exercised			0
Expired			(36)
Warrants, end of period			0	36
December 16, 2018
Warrants [Line Items]
Warrants exercise price			$ 7.00
Warrants, beginning of period		0	21,990
Issued			0
Exercised			0
Expired			(21,990)
Warrants, end of period			0	21,990
May 17, 2020
Warrants [Line Items]
Warrants exercise price	$ 5.25	$ 5.25	$ 5.25
Warrants, beginning of period	417,457	417,457	417,457
Issued	0	0	0
Exercised	0	0	0
Expired	(417,457)	0	0
Warrants, end of period	0	417,457	417,457	417,457
May 31, 2020
Warrants [Line Items]
Warrants exercise price	$ 5.25	$ 5.25	$ 5.25
Warrants, beginning of period	54,929	54,929	54,929
Issued	0	0	0
Exercised	0	0	0
Expired	(54,929)	0	0
Warrants, end of period	0	54,929	54,929	54,929
October 17, 2020
Warrants [Line Items]
Warrants exercise price	$ 7.70	$ 7.70	$ 7.70
Warrants, beginning of period	44,500	44,500	48,896
Issued	0	0	0
Exercised	(44,498)	0	0
Expired	(2)	0	(4,396)
Warrants, end of period	0	44,500	44,500	48,896
June 29, 2021
Warrants [Line Items]
Warrants exercise price	$ 4.55	$ 4.55	$ 4.55
Warrants, beginning of period	628,571	628,571	0
Issued	0	0	628,571
Exercised		0	0
Expired	0	0	0
Warrants, end of period	628,571	628,571	628,571	0
September 25, 2021
Warrants [Line Items]
Warrants exercise price	$ 3.50	$ 3.50	$ 3.50
Warrants, beginning of period	527,143	527,143	527,143
Issued	0	0	0
Exercised	(36,071)	0	0
Expired	0	0	0
Warrants, end of period	491,072	527,143	527,143	527,143
October 12, 2021
Warrants [Line Items]
Warrants exercise price	$ 3.50	$ 3.50	$ 3.50
Warrants, beginning of period	775,000	792,857	792,857
Issued	0	0	0
Exercised	(721,429)	(17,857)	0
Expired	0	0	0
Warrants, end of period	53,571	775,000	792,857	792,857
March 14, 2022
Warrants [Line Items]
Warrants exercise price	$ 4.20	$ 4.20	$ 4.20
Warrants, beginning of period	685,714	685,714	0
Issued	0	0	685,714
Exercised	0	0	0
Expired	0	0	0
Warrants, end of period	685,714	685,714	685,714	0
May 6, 2023
Warrants [Line Items]
Warrants exercise price	$ 2.6677	$ 2.6677
Warrants, beginning of period	866,510	0
Issued	0	866,510
Exercised	(813,475)	0
Expired	0	0
Warrants, end of period	53,035	866,510	0
May 8, 2023
Warrants [Line Items]
Warrants exercise price	$ 2.6677	$ 2.6677
Warrants, beginning of period	70,258	0
Issued	0	70,258
Exercised	(56,555)	0
Expired	0	0
Warrants, end of period	13,703	70,258	0